Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2023
Additional information: condensed financial statements of the Company
Additional information: condensed financial statements of the Company

37Additional information: condensed financial statements of the Company

The condensed financial statements of Aesthetic Medical International Holdings Group Limited have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries under the equity method of accounting. Such investments and loans to subsidiaries are presented on the condensed financial statements as “Investment in subsidiaries and due from subsidiaries” and the profit of the subsidiaries is presented as “Profit from subsidiaries” in the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted.

As of December 31, 2022 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

37Additional information: condensed financial statements of the Company (Continued)

Condensed balance sheets of the parent company

	2022	2023
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investments in subsidiaries and due from subsidiaries	—	—
Current assets
Other receivables, deposits and prepayments	—	—
Cash and cash equivalents	84	52
	84	52
Total assets	84	52
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital and treasury shares	(1,397)	(1,134)
Other reserves	(72,728)	(26,649)
Total equity	(74,125)	(27,783)
LIABILITIES
Non‑current liabilities
Convertible note	—	—
	—	—
Current liabilities
Accruals, other payables and provisions	9,644	8,329
Convertible note	64,565	19,506
	74,209	27,835
Total liabilities	74,209	27,835
Total equity and liabilities	84	52

37Additional information: condensed financial statements of the Company (Continued)

Condensed statements of comprehensive income of the parent company

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss from subsidiaries	(469,724)	(30,294)	(26,521)
Selling expenses	(511)	—	—
General and administrative expenses	(47,188)	(34,575)	(14,089)
Finance income	—	5,269	—
Finance costs	(338)	—	(528)
Other loss, net	(6,968)	(7)	20,420
Fair value loss of convertible note	(4,240)	(26,506)	(116)
Loss before income tax	(528,969)	(86,113)	(20,834)
Income tax expense	—	—	—
Loss for the year	(528,969)	(86,113)	(20,834)
Other comprehensive income/(loss):
Items that may be subsequently reclassified to profit or loss
Currency translation differences	574	(665)	(791)
Total other comprehensive income/(loss) for the year, net of tax	574	(665)	(791)
Total comprehensive loss for the year	(528,395)	(86,778)	(21,625)

Condensed statements of cash flows of the parent company

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(6,250)	(88,987)	(170,915)
Net cash used in investing activities	—	—	—
Net cash generated from financing activities	—	94,153	170,883
Net increase/(decrease) in cash and cash equivalents	(6,250)	(5,166)	(32)
Cash and cash equivalents at beginning of the year	11,500	5,250	84
Cash and cash equivalents at end of the year	5,250	84	52